Condensed Statements of Consolidated Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements of Consolidated Income [Abstract]
Operating revenues (Note 3)	$ 1,660	$ 1,592	$ 4,610	$ 4,227	$ 5,586	$ 5,243	$ 4,764
Operating expenses:
Wholesale transmission service	351	322	1,053	965	1,291	1,162	1,039
Operation and maintenance	338	296	932	830	1,150	1,055	983
Depreciation and amortization	269	247	787	729	978	904	820
Provision in lieu of income taxes (Note 9)	72	78	172	146	185	201	165
Taxes other than amounts related to income taxes	151	142	431	428	552	561	555
Write-off of rate base disallowances				55	55
Total operating expenses	1,181	1,085	3,375	3,153	4,211	3,883	3,562
Operating income	479	507	1,235	1,074	1,375	1,360	1,202
Other (income) and deductions – net (Note 11)	(15)	(12)	(45)	(10)	(31)	20	31
Non-operating benefit in lieu of income taxes		(1)	(1)	(9)	(8)	(10)	(12)
Interest expense and related charges (Note 11)	170	140	481	396	536	445	413
Write-off of non-operating rate base disallowances				14	14
Net income	$ 324	$ 380	$ 800	$ 683	$ 864	$ 905	$ 770